CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,694,000)	$ (4,020,000)	$ (279,000)	$ (1,921,000)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Bad debt expense	0	13,000	12,000
Inventory reserve			(73)
Depreciation			0	21
Amortization of debt issuance costs and discounts	236,000	194,000	394,000	105,000
Amortization of beneficial conversion feature	8,000	53,000	102,000	92,000
Stock-based compensation	122,000	0	310,000	8,000
Change in fair value of warrants	(448,000)	2,551,000	(1,879,000)	(380,000)
Warrants issued for consulting services	477,000	0
(Gain) loss from extinguishment of debt	185,000	316,000	296,000	0
Change in fair value of derivative liability	88,000	0	25,000	0
Changes in operating assets and liabilities:
Accounts receivable	2,000	0	(23,000)
Inventory	(26,000)	(3,000)	(483,000)	66,000
Other current assets	24,000	29,000	(15,000)	(2,000)
Other assets	(17,000)	18,000	18,000	1,000
Accounts payable	(55,000)	19,000	(372,000)	20,000
Deferred revenue	20,000	0	(59,000)	35,000
Accrued liabilities	70,000	(108,000)	151,000	1,149,000
Total adjustments	682,000	3,082,000	(1,596,000)	1,115,000
Net cash used in operating activities	(1,012,000)	(938,000)	(1,875,000)	(806,000)
CASH FLOWS FROM INVESTING ACTIVITIES:
Additions to fixed assets	5,000	1,000	(1,000)
Net cash used in investing activities	(5,000)	0	(1,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from debt financing, net of discounts and debt issuance costs	1,044,000	519,000	519,000	1,351,000
Proceeds from Series D offering, net of costs			102	635
Proceeds from Series E offering, net of costs			1,639	0
Proceeds from issuance of Series E Preferred Stock	0	853,000
Proceeds from Series F offering, net of costs	1,436,000	0
Proceeds from Series F-2 offering, net of costs	539,000	0
Proceeds from Series G offering, net of costs	125,000	0
Note payable default penalty	56,000	0
Redemption of Series G Preferred Stock	75,000	0
Payments on notes and loans payable	1,368,000	(697,000)	(1,101,000)	(281,000)
Proceeds from the issuance of common stock	0	128,000
Net cash provided by financing activities	1,757,000	803,000	1,159,000	1,705,000
NET CHANGE IN CASH AND CASH EQUIVALENTS	740,000	(136,000)	(717,000)	899,000
CASH AND CASH EQUIVALENTS, beginning of year	182,000	899,000	899,000
CASH AND CASH EQUIVALENTS, end of period	922,000	763,000	182,000	899,000
Cash paid for:
Interest	541,000	209,000	295,000	14,000
NONCASH INVESTING AND FINANCING ACTIVITIES:
Issuance of common stock as debt repayment	0	2,529,000	2,929,000	33,000
Issuance of Series F-2 preferred stock	2,559,000	0
Issuance of warrants to finders in connection with Series F and Series F-2 preferred stock	377,000	0
Dividends on preferred stock	177,000	29,000	122,000	0
Subscription receivable	0	635,000	635,000	0
Settlement of dividends through common stock issuance	31,000	0
Warrants exchanged for fixed price warrants	1,755,000	67,000	131,000	0
Settlement of accounts payable through common stock issuance	$ 24,000	$ 0	$ 40,000	$ 0